Other Assets and Liabilities (Summarized Financial Information of Equity Method Investees, Other than Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Equity Method Investments [Line Items]
Total assets	¥ 381,735,733	¥ 367,650,018	¥ 353,824,625
Total liabilities	365,269,566	351,353,496
Noncontrolling interests	702,821	691,454
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	630,321	(44,216)	1,163,394
Equity Method Investees Other than Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Net loans	18,114,000	17,107,000
Total assets	35,208,000	32,992,000
Deposits	11,963,000	11,291,000
Total liabilities	29,123,000	27,255,000
Noncontrolling interests	77,000	93,000
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	1,430,000	1,119,000	1,058,000
Total interest expense	519,000	335,000	375,000
Net interest income	911,000	784,000	683,000
Provision for credit losses	245,000	207,000	215,000
Income before income tax expense	616,000	582,000	476,000
Net income applicable to Morgan Stanley	¥ 498,000	¥ 488,000	¥ 400,000